UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02978
Morgan Stanley Focus Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments ▪ September 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (95.7%)
	Air Freight & Logistics (2.6%)
851,790	Expeditors International of Washington, Inc.	$39,378,252

	Chemicals (3.0%)
946,540	Monsanto Co.	45,367,662

	Commercial Services & Supplies (3.1%)
2,372,493	Edenred (France) (a)	46,994,469

	Computers & Peripherals (12.7%)
491,630	Apple, Inc. (a)	139,500,013
1,385,102	Teradata Corp. (a)	53,409,533

		192,909,546

	Distributors (4.0%)
10,844,000	Li & Fung Ltd. (Bermuda) (b)	61,006,541

	Diversified Financial Services (7.2%)
9,021,264	BM&F Bovespa SA (Brazil)	75,497,103
1,464,357	Leucadia National Corp. (a)	34,588,112

		110,085,215

	Food Products (3.4%)
900,692	Mead Johnson Nutrition Co.	51,258,382

	Hotels, Restaurants & Leisure (9.7%)
1,793,226	Las Vegas Sands Corp. (a)	62,493,926
646,039	Wynn Resorts Ltd.	56,056,804
619,417	Yum! Brands, Inc.	28,530,347

		147,081,077

	Insurance (1.9%)
345,796	Berkshire Hathaway, Inc. (Class B) (a)	28,590,413

	Internet & Catalog Retail (11.2%)
896,481	Amazon.com, Inc. (a)	140,801,306
177,470	NetFlix, Inc. (a)	28,778,535

		169,579,841

	Internet Software & Services (17.2%)
739,712	Baidu, Inc. (ADR) (Cayman Islands) (a)	75,909,245
1,922,981	eBay, Inc. (a)	46,920,736
200,858	Google, Inc. (Class A) (a)	105,609,128
1,491,400	Tencent Holdings Ltd. (Cayman Islands) (b)	32,600,378

		261,039,487

	Life Sciences Tools & Services (3.1%)
957,448	Illumina, Inc. (a)	47,106,442

	Media (2.0%)
636,227	Naspers Ltd. (Class N) (South Africa)	31,107,372

	Oil, Gas & Consumable Fuels (4.6%)
1,664,170	Ultra Petroleum Corp. (Canada) (a)	69,861,857

	Real Estate Management & Development (4.7%)
2,530,278	Brookfield Asset Management, Inc. (Class A) (Canada)	71,783,987

	Software (3.4%)
463,505	Salesforce.com, Inc. (a)	51,819,859

	Tobacco (1.9%)
517,893	Philip Morris International, Inc.	29,012,366

	Total Common Stocks (Cost $1,168,295,700)	1,453,982,768

	Convertible Preferred Stocks (0.6%)
	Alternative Energy
2,870,456	Better Place, LLC (Cost $8,611,368) (c)(d)	8,611,368

Morgan Stanley Focus Growth Fund

Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)

	Short-Term Investment (e) (0.5%)
	Investment Company
8,018	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $8,017,582)		$8,017,582

	Total Investments (Cost $1,184,924,650) (f)	96.8%	1,470,611,718
	Other Assets in Excess of Liabilities	3.2	49,196,053

	Net Assets	100.0%	$1,519,807,771

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on a Hong Kong exchange.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	At September 30, 2010, the Fund held $8,611,368 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund

Portfolio of Investments ▪ September 30, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at September 30, 2010:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)
Boston Safe Deposit & Trust Company		$1,785,805	EUR	1,310,106	10/04/2010	$199
State Street	BRL	16,316,126		$9,621,492	10/04/2010	(21,608)
Credit Suisse		$1,228,810	HKD	9,535,685	10/05/2010	198
State Street		$1,046,128	EUR	767,806	10/05/2010	585
UBS Warb AG		$264,812	ZAR	1,847,811	10/07/2010	288

Net Unrealized Depreciation						$(20,338)

Currency Abbreviations:

BRL	Brazilian Real.

EUR	Euro.

HKD	Hong Kong Dollar.

ZAR	South African Rand.

Morgan Stanley Focus Growth Fund

Notes to Portfolio of Investments ▪ September 30, 2010
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$39,378,252	$39,378,252	—	—
Chemicals	45,367,662	45,367,662	—	—
Commercial Services & Supplies	46,994,469	46,994,469	—	—
Computers & Peripherals	192,909,546	192,909,546	—	—
Distributors	61,006,541	61,006,541	—	—
Diversified Financial Services	110,085,215	110,085,215	—	—
Food Products	51,258,382	51,258,382	—	—
Hotels, Restaurants & Leisure	147,081,077	147,081,077	—	—
Insurance	28,590,413	28,590,413	—	—
Internet & Catalog Retail	169,579,841	169,579,841	—	—
Internet Software & Services	261,039,487	261,039,487	—	—
Life Sciences Tools & Services	47,106,442	47,106,442	—	—
Media	31,107,372	31,107,372	—	—
Oil, Gas & Consumable Fuels	69,861,857	69,861,857	—	—
Real Estate Management & Development	71,783,987	71,783,987	—	—
Software	51,819,859	51,819,859	—	—
Tobacco	29,012,366	29,012,366	—	—

Total Common Stocks	1,453,982,768	1,453,982,768	—	—

Convertible Preferred Stocks	8,611,368	—	—	$8,611,368
Short-Term Investment — Investment Company	8,017,582	8,017,582	—	—
Forward Foreign Currency Contracts	1,270	—	$1,270	—

Total	$1,470,612,988	$1,462,000,350	$1,270	$8,611,368

Liabilities:
Forward Foreign Currency Contracts	$(21,608)	—	$(21,608)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, securities with a total value of $169,104,022 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$—
Net purchases (sales)	8,611,368
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$8,611,368

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2010	$—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (6) Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Focus Growth Fund

/s/ Sara Furber Sara Furber
Principal Executive Officer
November 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
November 16, 2010